CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income	$ 23,978	$ 26,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,643	5,483
Amortization of loan fees and debt premium	363	416
Unit-based compensation expense	834	680
Changes in operating assets and liabilities:
Accounts receivable - affiliates	8,336	7,860
Accounts receivable	115	2,472
Prepaids and other current assets	(598)	(297)
Accounts payable - affiliates	(2,984)	721
Accounts payable and accrued liabilities	6,908	8,121
Deferred revenue	(595)	246
Other assets and liabilities	(75)	169
Net cash provided by operations	42,925	52,584
Cash flows from investing activities:
Expenditures for property, plant and equipment	(3,953)	(19,645)
Purchases of marketable securities	0	(75,036)
Maturities of marketable securities	0	75,006
Net cash used in investing activities	(3,953)	(19,675)
Cash flows from financing activities:
Distributions	(5,000)
Distributions to unitholders	(23,058)	(20,059)
Contribution from parent	1,131	6,848
Repayment of revolving credit facility	9,700	0
Repayment of term loan	0	(39,664)
Net cash used in financing activities	(36,627)	(56,300)
Net change in cash and cash equivalents	2,345	(23,391)
Cash and cash equivalents at beginning of year	19,664	64,221
Cash and cash equivalents at end of period	22,009	40,830
Supplemental disclosure of non-cash investing and financing activities:
Accrued capital expenditures	414	13,625
Issuance of Affiliate Note Payable - non-cash	0	11,600
Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Distributions	0
Distributions to unitholders	0
PBF Logistics LP [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,495	5,352
Amortization of loan fees and debt premium	363	416
Cash flows from financing activities:
Cash and cash equivalents at beginning of year	19,664
Cash and cash equivalents at end of period	22,009
PBF LLC [Member]
Cash flows from financing activities:
Distributions	(5,000)
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income	0	0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	0	0
Amortization of loan fees and debt premium	0	0
Unit-based compensation expense	0	0
Changes in operating assets and liabilities:
Accounts receivable - affiliates	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Other assets and liabilities	0	0
Net cash provided by operations	0	0
Cash flows from investing activities:
Expenditures for property, plant and equipment	0
Purchases of marketable securities		0
Maturities of marketable securities		0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Distributions to unitholders		0
Repayment of revolving credit facility	0
Repayment of term loan		0
Net cash used in financing activities	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of year	0	0
Cash and cash equivalents at end of period	$ 0	$ 0